Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies [Abstract]
Weighted Average Number Of Shares Outstanding

	2013	2012	2011

Basic	1,720,807	1,673,667	1,673,775

Diluted	1,728,309	1,681,082	1,673,775